SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Option Activity
	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2016	14,627,422	4.77
Granted	1,760,000	3.29
Exercise	(1,259,336)	2.07
Forfeited	(472,000)	3.19
Balance as of December 31, 2016	14,656,086	3.11	6.47	75,543,554

Vested and expected to vest as of December 31, 2016	10,301,274	3.04	5.66	59,982,288
Vested and exercisable as of December 31, 2016	7,268,086	2.92	4.80	49,148,244

Summary of Non-vested Shares
	Number of option	Weighted-average fair
	outstanding	value on grant date (RMB/Share)

Non-vested at January 1, 2016	9,152,000	26.52
Granted	1,760,000	17.48
Vested	(3,244,000)	20.89
Forfeited	(280,000)	24.17
Non-vested at December 31, 2016	7,388,000	14.97

Expected to vest as of December 31, 2016	3,033,188	14.52

Schedule of Expense Allocation
	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Costs of revenues	203,140	118,301	333,338
Selling expenses	6,397,902	23,625,827	15,980,509
General and administrative expenses	34,164,506	81,024,667	67,152,462
Research and development expenses	1,924,447	7,945,590	6,101,390
Total	42,689,995	112,714,385	89,567,699

Schedule of Assumptions
	2014	2015	2016

Expected volatility	93.29%	83.49% - 91.68%	77.72% - 79.56%
Expected dividend yield	0%	0%	0%
Expected terms	6.5	6.5	5.3 - 6.5
Risk-free interest rate	1.93%	1.50% - 1.74%	1.74% - 1.94%
Fair value per option at grant date (RMB)	28.42	25.62 – 35.31	16.94 - 17.93

JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions
2015

Expected volatility	53.56%
Expected dividend yield	0%
Option term	10 years
Risk-free interest rate	2.36%
Expected forfeiture rate (post-vesting)	0% or 10%
Fair value per option at grant date (USD)	1.88-2.01